Trade Accounts Receivables Factoring Agreement (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accounts Notes And Loans Receivable [Line Items]
Trade receivables	$ 4,606	$ 48,278	$ (84,843)
Servicing fees	1,563	1,738	342
Factoring Agreement
Accounts Notes And Loans Receivable [Line Items]
Trade receivables	572,662	761,194
Servicing fees	$ 1,563	$ 1,738